Shareholders' Equity OCI (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Other comprehensive income (loss) [Abstract]
Foreign currency translation adjustment pre-tax amount	$ (1,358)	$ (14,471)	$ 10,011
Foreign currency translation adjustment tax expense (benefit)	0	0	(264)
Foreign Currency Translation Adjustment, Net Amount	(1,358)	(14,471)	10,275
Actuarial gain (loss) on remeasurement	3,153	(5,028)	(930)
Actuarial gain (loss) on remeasurement, tax expense (benefit)	1,186	(1,954)	(435)
Actuarial gain ( loss) on remeasurement, net amount	1,967	(3,074)	(495)
Reclassification of actuarial losses and prior service cost into SD&A expense and included in net periodic pension costs, pre-tax amount	872	1,123	2,214
Reclassification of actuarial losses and prior service cost into SD&A expense and included in net periodic pension costs, tax expense (benefit)	339	432	850
Reclassification of actuarial losses and prior service cost into SD&A expense and included in net periodic pension costs, net amount	533	691	1,364
Impact of reduction in postemployment benefit liability (as forecasted salary increases will not be realized) due to a plan curtailment, pre-tax amount	0	8,860	0
Impact of reduction in postemployment benefit liability (as forecasted salary increases will not be realized) due to a plan curtailment, tax expense (benefit)	0	3,411	0
Impact of reduction in postemployment benefit liability (as forecasted salary increases will not be realized) due to a plan curtailment, net amount	0	5,449	0
Reclassification of prior service cost into SD&A expense upon plan curtailment	0	3,117	0
Reclassification of prior service cost into SD&A expense upon plan curtailment, tax expense (benefit)	0	1,200	0
Reclassification of prior service cost into SD&A expense upon plan curtailment, net amount	0	1,917	0
Unrealized gain (loss) on investment securities available for sale, pre-tax amount	10	(220)	(84)
Unrealized gain (loss) on investment securities available for sale, tax expense (benefit)	4	(80)	(31)
Unrealized gain (loss) on investment securities available for sale, net amount	6	(140)	(53)
Unrealized loss on cash flow hedges, pre-tax amount	0	0	(266)
Unrealized loss on cash flow hedges, tax expense (benefit)	0	0	(82)
Unrealized loss on cash flow hedges, net amount	0	0	(184)
Reclassification of interest from cash flow hedge into interest expense, pre-tax amount	0	0	316
Reclassification of interest from cash flow hedge into interest expense, tax expense (benefit)	0	0	116
Reclassification of interest from cash flow hedge into interest expense, net amount	0	0	200
Other Comprehensive Income (Loss), pre-tax amount	2,677	(6,619)	11,261
Other Comprehensive Income (Loss), tax expense (benefit)	1,529	3,009	154
Other comprehensive income	$ 1,148	$ (9,628)	$ 11,107